Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 144,297	$ 175,708
Restricted cash	16,192	5,984
Marketable Securities (Note 4)	1,664	2,534
Accounts receivable, net	28,948	23,421
Insurance claims	4,583	2,448
Due from related companies (Note 2)	1,561	1,641
Advances and other	8,800	7,508
Vessels held for sale	0	41,427
Inventories	14,356	19,835
Prepaid insurance and other	3,568	5,372
Current portion of financial instruments-Fair value (Note 15)	60	1,755
Total current assets	224,029	287,633
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	45	0
FIXED ASSETS (Note 5)
Advances for vessels under construction	119,484	37,636
Vessels	2,628,094	2,639,878
Accumulated depreciation	(539,736)	(445,518)
Vessels' Net Book Value	2,088,358	2,194,360
Total fixed assets	2,207,842	2,231,996
DEFERRED CHARGES, net (Note 6)	17,968	14,708
Total assets	2,450,884	2,535,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	186,651	196,996
Payables	34,390	23,707
Due to related companies (Note 2)	2,594	1,063
Accrued liabilities	12,442	14,168
Accrued bank interest	4,785	7,081
Unearned revenue	4,907	7,469
Current portion of financial instruments - Fair value (Note 15)	13,138	29,228
Total current liabilities	258,907	279,712
LONG-TERM DEBT, net of current portion (Note 7)	1,255,776	1,318,667
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	9,361	17,800
STOCKHOLDERS' EQUITY:
Common stock, $ 1.00 par value; 100,000,000 shares authorized; 56,443,237 and 46,208,737 issued and outstanding at December 31, 2012 and 2011 respectively	56,443	46,209
Additional paid-in capital	404,391	351,566
Accumulated other comprehensive income/(loss)	(14,728)	(35,030)
Retained earnings	478,428	554,314
Total Tsakos Energy Navigation Limited stockholders' equity	924,534	917,059
Noncontrolling Interest	2,306	2,099
Total stockholders' equity	926,840	919,158
Total liabilities and stockholders' equity	$ 2,450,884	$ 2,535,337